UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments

Investments March 31, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® New Markets Income Fund

March 31, 2015

1.799864.111

NMI-QTLY-0515

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 34.1%
		Principal Amount (d)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (g)		$ 8,240,000	$ 8,948,483
Azerbaijan - 0.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		12,175,000	11,095,078
Bangladesh - 0.1%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (g)		3,100,000	3,177,500
Bermuda - 0.7%
Digicel Group Ltd. 6.75% 3/1/23 (g)		6,780,000	6,568,125
GeoPark Latin America Ltd. 7.5% 2/11/20 (g)		3,145,000	2,421,650
Mubadala GE Capital Ltd. 3% 11/10/19 (g)		22,655,000	22,590,750
TOTAL BERMUDA			31,580,525
Brazil - 0.8%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)		6,575,000	6,509,250
5.5% 7/12/20 (g)		7,095,000	7,383,057
6.5% 6/10/19 (g)		8,355,000	8,939,850
Brasil Foods SA 7.75% 5/22/18 (g)	BRL	9,130,000	2,338,605
Caixa Economica Federal:
3.5% 11/7/22 (g)		3,970,000	3,533,300
4.25% 5/13/19 (g)		6,580,000	6,329,960
7.25% 7/23/24 (g)(i)		3,285,000	2,899,013
TOTAL BRAZIL			37,933,035
British Virgin Islands - 1.7%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (g)	BRL	28,545,000	8,049,537
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (g)		8,485,000	9,128,443
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (g)		9,240,000	9,690,838
4.875% 5/17/42 (g)		4,625,000	5,112,623
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (g)		6,570,000	7,127,727
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (g)		8,240,000	8,919,841
5.375% 10/17/43 (g)		3,215,000	3,846,677
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (g)		4,600,000	4,646,846
4.375% 5/22/43 (g)		3,300,000	3,508,022
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
British Virgin Islands - continued
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (g)		$ 9,240,000	$ 10,008,223
4.85% 5/7/44 (g)		2,800,000	3,207,184
TOTAL BRITISH VIRGIN ISLANDS			73,245,961
Canada - 0.3%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)		890,000	823,250
7% 2/15/21 (g)		1,540,000	1,420,650
7.25% 10/15/19 (g)		1,570,000	1,467,950
7.25% 5/15/22 (g)		2,155,000	1,987,988
Pacific Rubiales Energy Corp.:
5.125% 3/28/23 (g)		6,210,000	3,617,325
5.625% 1/19/25 (Reg. S)		4,405,000	2,591,021
7.25% 12/12/21 (g)		3,105,000	2,063,894
TOTAL CANADA			13,972,078
Cayman Islands - 2.4%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (g)		15,375,000	15,483,394
Brazil Minas SPE 5.333% 2/15/28 (g)		11,515,000	10,996,825
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		26,745,000	24,261,727
6.75% 1/27/41		24,725,000	21,890,526
8.375% 12/10/18		30,630,000	31,548,900
TOTAL CAYMAN ISLANDS			104,181,372
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (g)		6,570,000	6,878,067
Colombia - 0.4%
Colombia Telecomunicacines SA 5.375% 9/27/22 (g)		5,010,000	5,102,435
Ecopetrol SA 7.375% 9/18/43		10,610,000	11,551,638
TOTAL COLOMBIA			16,654,073
Costa Rica - 0.4%
Banco de Costa Rica 5.25% 8/12/18 (g)		3,555,000	3,633,210
Banco Nacional de Costa Rica 6.25% 11/1/23 (g)		3,400,000	3,459,500
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (g)		2,900,000	2,446,875
6.95% 11/10/21 (g)		7,001,000	7,359,801
TOTAL COSTA RICA			16,899,386
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Georgia - 1.0%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (g)		$ 25,962,000	$ 26,099,079
JSC Georgian Railway 7.75% 7/11/22 (g)		17,605,000	18,845,624
TOTAL GEORGIA			44,944,703
Hong Kong - 0.2%
MCC Holding Hong Kong Corp. Ltd. 4.875% 7/29/16 (Reg. S)		7,874,000	8,022,354
Hungary - 0.2%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (g)		6,700,000	7,569,325
Magyar Export-Import Bank 4% 1/30/20 (g)		3,245,000	3,313,956
TOTAL HUNGARY			10,883,281
India - 0.2%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		6,575,000	6,787,688
ICICI Bank Ltd. 7.25% (g)(h)(i)		1,250,000	1,282,243
TOTAL INDIA			8,069,931
Indonesia - 1.6%
Perusahaan Listrik Negara PT 5.25% 10/24/42 (g)		5,605,000	5,424,519
PT Pertamina Persero:
4.3% 5/20/23 (g)		7,210,000	7,228,025
4.875% 5/3/22 (g)		8,390,000	8,739,024
5.25% 5/23/21 (g)		9,610,000	10,225,040
5.625% 5/20/43 (g)		6,890,000	6,691,913
6% 5/3/42 (g)		7,805,000	7,906,465
6.45% 5/30/44 (g)		10,355,000	11,131,625
6.5% 5/27/41 (g)		6,260,000	6,721,675
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		7,380,000	8,053,425
TOTAL INDONESIA			72,121,711
Ireland - 1.4%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		10,150,000	9,084,250
SCF Capital Ltd. 5.375% 10/27/17 (g)		10,000,000	8,940,000
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (g)		6,600,000	5,808,792
5.375% 2/13/17 (g)		9,580,000	9,268,650
5.45% 11/22/17 (g)		12,290,000	11,755,385
6.025% 7/5/22 (g)		7,140,000	6,015,450
6.902% 7/9/20 (g)		10,540,000	9,644,100
TOTAL IRELAND			60,516,627
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Israel - 0.2%
B Communications Ltd. 7.375% 2/15/21 (g)		$ 3,150,000	$ 3,375,225
Israel Electric Corp. Ltd.:
7.25% 1/15/19 (Reg. S)		2,750,000	3,086,875
7.75% 12/15/27 (Reg. S)		2,206,000	2,775,148
TOTAL ISRAEL			9,237,248
Kazakhstan - 2.3%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (g)		12,135,000	10,337,807
Kazagro National Management Holding JSC 4.625% 5/24/23 (g)		9,940,000	8,429,716
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (g)		7,455,000	6,429,938
6% 11/7/44 (g)		7,745,000	6,190,191
6.375% 4/9/21 (g)		12,635,000	12,597,095
7% 5/5/20 (g)		11,545,000	11,725,795
9.125% 7/2/18 (g)		7,600,000	8,252,080
KazMunaiGaz National Co.:
4.4% 4/30/23 (g)		5,830,000	5,042,950
5.75% 4/30/43 (g)		29,125,000	22,868,950
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	1,919,744
Zhaikmunai International BV 7.125% 11/13/19 (g)		9,820,000	8,420,650
TOTAL KAZAKHSTAN			102,214,916
Luxembourg - 2.6%
Cosan Luxembourg SA 9.5% 3/14/18 (g)	BRL	39,710,000	10,327,051
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		18,820,000	18,641,210
RSHB Capital SA:
5.1% 7/25/18 (g)		19,115,000	17,553,305
5.298% 12/27/17 (g)		35,305,000	33,274,963
6% 6/3/21 (Reg. S) (i)		7,700,000	6,206,200
6.299% 5/15/17 (Reg. S)		23,590,000	22,998,835
8.5% 10/16/23 (g)		6,485,000	5,252,850
TOTAL LUXEMBOURG			114,254,414
Malaysia - 1.1%
1MDB Global Investments Ltd. 4.4% 3/9/23		19,800,000	17,971,470
Petronas Capital Ltd. 3.5% 3/18/25 (g)		30,875,000	31,159,050
TOTAL MALAYSIA			49,130,520
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - 6.7%
Comision Federal de Electricid 4.875% 5/26/21 (g)		$ 5,855,000	$ 6,323,400
Credito Real S.A.B. de CV 7.5% 3/13/19 (g)		3,145,000	3,222,053
Pemex Project Funding Master Trust:
6.625% 6/15/35		37,290,000	42,697,050
8.625% 2/1/22		28,592,000	34,667,800
Petroleos Mexicanos:
3.5% 7/23/20 (g)		4,895,000	5,005,138
3.5% 1/30/23		6,215,000	6,068,948
4.5% 1/23/26 (g)		21,640,000	22,051,160
4.875% 1/24/22		7,360,000	7,810,800
4.875% 1/18/24		6,215,000	6,578,578
5.5% 1/21/21		16,220,000	17,801,450
5.5% 6/27/44		22,470,000	22,666,613
5.625% 1/23/46 (g)		17,305,000	17,564,575
6% 3/5/20		6,555,000	7,475,978
6.375% 1/23/45		24,130,000	26,977,340
6.5% 6/2/41		38,505,000	43,606,913
6.625% (g)(h)		22,835,000	22,949,175
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		580,000	601,025
TOTAL MEXICO			294,067,996
Netherlands - 3.0%
Bulgaria Steel Finance BV 12% 5/4/49 unit (c)	EUR	5,100,000	54,838
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		23,585,000	24,646,325
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (g)		7,205,000	7,132,950
6.95% 7/10/42 (g)		15,135,000	13,851,552
Majapahit Holding BV:
7.75% 1/20/20 (g)		11,750,000	13,853,250
7.875% 6/29/37 (Reg. S)		4,020,000	5,140,575
8% 8/7/19 (g)		9,930,000	11,692,575
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		13,615,000	13,073,804
Petrobras Global Finance BV:
6.25% 3/17/24		28,900,000	27,246,920
7.25% 3/17/44		16,475,000	15,469,696
TOTAL NETHERLANDS			132,162,485
Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (g)		7,340,000	9,844,775
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
South Africa - 0.7%
Eskom Holdings Ltd.:
5.75% 1/26/21 (Reg. S)		$ 18,720,000	$ 18,068,544
6.75% 8/6/23 (g)		6,600,000	6,568,320
TransCanada PipeLines Ltd. 4% 7/26/22 (g)		8,625,000	8,394,023
TOTAL SOUTH AFRICA			33,030,887
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (g)		7,156,000	7,343,845
National Savings Bank 8.875% 9/18/18 (g)		4,375,000	4,741,188
TOTAL SRI LANKA			12,085,033
Sweden - 0.1%
Eileme 2 AB 11.625% 1/31/20 (g)		3,145,000	3,546,931
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (g)		10,793,000	12,803,196
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (g)		11,480,000	11,580,450
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (g)		12,170,000	11,616,265
Export Credit Bank of Turkey 5% 9/23/21 (g)		5,080,000	5,092,700
TOTAL TURKEY			16,708,965
United Kingdom - 0.2%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		13,265,000	6,632,500
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		4,045,000	1,679,484
TOTAL UNITED KINGDOM			8,311,984
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (g)		4,679,027	4,655,632
Venezuela - 3.7%
Petroleos de Venezuela SA:
5.25% 4/12/17		30,485,000	12,500,374
5.375% 4/12/27		60,705,000	18,663,752
5.5% 4/12/37		79,655,000	24,493,913
6% 5/16/24 (g)		71,870,000	23,178,075
6% 11/15/26 (Reg. S)		82,390,000	25,664,485
8.5% 11/2/17 (g)		25,800,000	17,028,000
8.5% 11/2/17 (Reg. S)		17,700,000	11,682,000
9% 11/17/21 (Reg. S)		18,975,000	7,039,725
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (g)		$ 19,725,000	$ 7,505,363
9.75% 5/17/35		9,545,000	3,631,873
12.75% 2/17/22 (g)		23,035,000	10,663,477
TOTAL VENEZUELA			162,051,037
TOTAL NONCONVERTIBLE BONDS (Cost $1,651,068,336)			1,504,810,634
Government Obligations - 54.7%

Armenia - 1.4%
Republic of Armenia:
6% 9/30/20 (g)		46,225,000	45,069,375
7.15% 3/26/25 (g)		15,395,000	15,010,125
TOTAL ARMENIA			60,079,500
Azerbaijan - 1.1%
Azerbaijan Republic 4.75% 3/18/24 (g)		17,225,000	17,151,794
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		21,875,000	20,100,325
5.45% 2/9/17 (Reg. S)		11,740,000	11,946,859
TOTAL AZERBAIJAN			49,198,978
Barbados - 0.7%
Barbados Government:
7% 8/4/22 (g)		19,151,000	18,505,899
7.25% 12/15/21 (g)		11,539,000	10,962,050
TOTAL BARBADOS			29,467,949
Belarus - 0.3%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		7,260,000	7,104,781
8.95% 1/26/18		6,680,000	6,070,450
TOTAL BELARUS			13,175,231
Belize - 0.1%
Belize Government 5% 2/20/38 (e)(g)		4,473,800	3,271,466
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (g)		6,475,000	6,693,531
Government Obligations - continued
		Principal Amount (d)	Value
Brazil - 3.6%
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (g)		$ 6,730,000	$ 6,933,246
Brazilian Federative Republic:
2.625% 1/5/23		21,595,000	19,381,513
4.25% 1/7/25		30,820,000	30,203,600
4.875% 1/22/21		7,890,000	8,284,500
5% 1/27/45		26,190,000	24,225,750
5.625% 1/7/41		9,905,000	10,078,338
8.25% 1/20/34		11,490,000	14,879,550
10.125% 5/15/27		9,232,000	13,801,840
12.25% 3/6/30		9,165,000	15,947,100
12.5% 1/5/16	BRL	31,420,000	9,864,436
Caixa Economica Federal 4.5% 10/3/18 (g)		6,075,000	5,960,183
TOTAL BRAZIL			159,560,056
Colombia - 2.1%
Colombian Republic:
2.625% 3/15/23		6,515,000	6,124,100
4% 2/26/24		18,365,000	18,934,315
5% 6/15/45		6,150,000	6,319,125
5.625% 2/26/44		8,410,000	9,398,175
6.125% 1/18/41		17,110,000	20,275,350
7.375% 9/18/37		10,805,000	14,424,675
11.75% 2/25/20		5,306,000	7,335,545
Titulos de Tesoreria B 11% 7/24/20	COP	21,747,500,000	10,201,543
TOTAL COLOMBIA			93,012,828
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (e)		44,127,386	38,611,463
Costa Rica - 1.2%
Costa Rican Republic:
4.25% 1/26/23 (g)		6,215,000	5,904,250
4.375% 4/30/25 (g)		10,920,000	10,221,120
5.625% 4/30/43 (g)		3,540,000	3,075,375
7% 4/4/44 (g)		9,790,000	9,961,325
7.158% 3/12/45 (g)		21,620,000	22,268,600
TOTAL COSTA RICA			51,430,670
Croatia - 1.2%
Croatia Republic:
5.5% 4/4/23 (g)		7,710,000	8,182,238
Government Obligations - continued
		Principal Amount (d)	Value
Croatia - continued
Croatia Republic: - continued
6% 1/26/24 (g)		$ 12,510,000	$ 13,847,069
6.375% 3/24/21 (g)		9,860,000	10,864,734
6.625% 7/14/20 (g)		9,805,000	10,871,294
6.75% 11/5/19		9,655,000	10,704,981
TOTAL CROATIA			54,470,316
Dominican Republic - 1.3%
Dominican Republic:
5.875% 4/18/24 (g)		7,030,000	7,363,925
6.6% 1/28/24 (g)		3,605,000	3,920,438
6.85% 1/27/45 (g)		15,640,000	16,422,000
7.45% 4/30/44 (g)		17,170,000	19,316,250
7.5% 5/6/21 (g)		8,155,000	9,117,290
TOTAL DOMINICAN REPUBLIC			56,139,903
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (g)		13,810,000	12,187,325
Egypt - 0.4%
Arab Republic of Egypt:
5.75% 4/29/20 (g)		8,300,000	8,756,500
6.875% 4/30/40 (g)		8,450,000	8,523,938
TOTAL EGYPT			17,280,438
El Salvador - 0.7%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		6,990,000	6,841,463
6.375% 1/18/27 (g)		6,435,000	6,435,000
7.375% 12/1/19		3,805,000	4,137,938
7.625% 2/1/41 (g)		3,110,000	3,234,400
7.65% 6/15/35 (Reg. S)		4,035,000	4,226,663
7.75% 1/24/23 (Reg. S)		3,505,000	3,886,169
8.25% 4/10/32 (Reg. S)		3,570,000	4,043,025
TOTAL EL SALVADOR			32,804,658
Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (g)		7,005,000	6,794,850
Gabon - 0.4%
Gabonese Republic 6.375% 12/12/24 (g)		18,940,000	17,756,250
Government Obligations - continued
		Principal Amount (d)	Value
Georgia - 0.2%
Georgia Republic 6.875% 4/12/21 (g)		$ 8,379,000	$ 9,279,743
Ghana - 0.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		9,830,000	9,320,020
8.125% 1/18/26 (g)		8,280,000	7,860,452
8.5% 10/4/17		5,820,000	5,964,627
TOTAL GHANA			23,145,099
Hungary - 2.3%
Hungarian Republic:
4% 3/25/19		6,885,000	7,181,110
5.375% 2/21/23		14,422,000	16,116,585
5.375% 3/25/24		13,078,000	14,663,708
5.75% 11/22/23		14,246,000	16,382,900
6.25% 1/29/20		13,451,000	15,307,615
6.375% 3/29/21		19,433,000	22,530,620
7.625% 3/29/41		5,050,000	7,302,290
TOTAL HUNGARY			99,484,828
Indonesia - 2.2%
Indonesian Republic:
3.375% 4/15/23 (g)		5,600,000	5,488,000
3.75% 4/25/22 (g)		7,650,000	7,783,875
4.875% 5/5/21 (g)		10,585,000	11,524,419
5.375% 10/17/23 (g)		6,600,000	7,383,750
5.875% 3/13/20 (g)		13,415,000	15,175,719
5.875% 1/15/24 (g)		9,545,000	11,036,406
6.625% 2/17/37		7,380,000	8,948,250
7.75% 1/17/38 (g)		5,010,000	6,854,782
8.5% 10/12/35 (g)		6,895,000	9,961,413
11.625% 3/4/19 (g)		8,955,000	11,932,538
TOTAL INDONESIA			96,089,152
Iraq - 0.5%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		28,285,000	23,617,975
Ivory Coast - 0.8%
Ivory Coast:
5.375% 7/23/24 (g)		5,975,000	5,646,375
5.75% 12/31/32		17,000,000	16,151,360
6.375% 3/3/28 (g)		15,475,000	15,242,875
TOTAL IVORY COAST			37,040,610
Government Obligations - continued
		Principal Amount (d)	Value
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		$ 2,310,000	$ 2,561,213
8% 6/24/19		6,325,000	6,970,150
8% 3/15/39		4,255,000	4,547,531
TOTAL JAMAICA			14,078,894
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		17,613,000	17,745,098
Kenya - 0.5%
Republic of Kenya:
5.875% 6/24/19 (g)		7,015,000	7,220,189
6.875% 6/24/24 (g)		11,930,000	12,457,903
TOTAL KENYA			19,678,092
Lebanon - 1.5%
Lebanese Republic:
5% 10/12/17		6,160,000	6,144,600
5.15% 11/12/18		22,715,000	22,743,394
5.45% 11/28/19		9,855,000	9,817,945
6.1% 10/4/22		9,845,000	9,943,450
6.75% 11/29/27 (Reg. S)		10,070,000	10,395,462
9% 3/20/17		7,145,000	7,685,877
TOTAL LEBANON			66,730,728
Mexico - 2.2%
Comision Federal de Electricid:
4.875% 1/15/24 (g)		14,260,000	15,186,900
5.75% 2/14/42 (Reg. S)		4,670,000	5,183,700
United Mexican States:
5.75% 10/12/2110		17,579,000	19,161,110
6.05% 1/11/40		21,243,000	26,235,105
8.3% 8/15/31		6,470,000	9,931,450
11.5% 5/15/26		13,860,000	23,215,500
TOTAL MEXICO			98,913,765
Mongolia - 0.3%
Development Bank of Mongolia 5.75% 3/21/17 (Reg.S)		5,415,000	5,076,563
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		4,145,000	3,771,950
5.125% 12/5/22 (Reg. S)		4,790,000	4,023,600
TOTAL MONGOLIA			12,872,113
Government Obligations - continued
		Principal Amount (d)	Value
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (g)		$ 10,125,000	$ 10,479,375
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (g)		2,580,000	2,799,300
Netherlands - 0.2%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		10,015,000	9,998,275
Nigeria - 0.2%
Republic of Nigeria:
5.125% 7/12/18 (g)		2,865,000	2,797,529
6.375% 7/12/23 (g)		3,775,000	3,790,100
6.75% 1/28/21 (g)		3,775,000	3,869,375
TOTAL NIGERIA			10,457,004
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (g)		4,955,000	5,067,479
7.125% 3/31/16 (g)		2,568,000	2,625,780
7.25% 4/15/19 (g)		7,305,000	7,508,773
8.25% 4/15/24 (g)		6,635,000	6,992,958
TOTAL PAKISTAN			22,194,990
Panama - 0.9%
Panamanian Republic:
4% 9/22/24		7,325,000	7,672,938
7.125% 1/29/26		5,975,000	7,774,969
8.875% 9/30/27		7,110,000	10,469,475
9.375% 4/1/29		8,030,000	12,285,900
TOTAL PANAMA			38,203,282
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		9,350,000	14,854,813
Philippines - 1.6%
Philippine Republic:
6.375% 10/23/34		7,995,000	11,222,981
7.75% 1/14/31		7,365,000	11,061,052
9.5% 2/2/30		11,235,000	18,874,800
10.625% 3/16/25		16,730,000	27,228,075
TOTAL PHILIPPINES			68,386,908
Qatar - 0.1%
State of Qatar 6.4% 1/20/40 (g)		3,385,000	4,591,753
Government Obligations - continued
		Principal Amount (d)	Value
Romania - 0.4%
Romanian Republic:
4.375% 8/22/23 (g)		$ 5,665,000	$ 6,061,550
6.75% 2/7/22 (g)		8,965,000	10,847,650
TOTAL ROMANIA			16,909,200
Russia - 7.0%
Russian Federation:
3.5% 1/16/19 (g)		7,220,000	6,931,200
4.5% 4/4/22 (g)		9,215,000	8,817,188
4.875% 9/16/23 (g)		19,300,000	18,570,460
5% 4/29/20 (g)		26,400,000	26,433,000
5.625% 4/4/42 (g)		22,510,000	21,387,201
5.875% 9/16/43 (g)		11,390,000	11,062,538
7.5% 3/31/30 (Reg. S)		97,283,875	111,623,518
11% 7/24/18 (Reg. S)		18,713,000	22,449,799
12.75% 6/24/28 (Reg. S)		52,187,000	80,411,817
TOTAL RUSSIA			307,686,721
Senegal - 0.2%
Republic of Senegal:
6.25% 7/30/24 (g)		3,835,000	3,737,077
8.75% 5/13/21 (g)		5,995,000	6,696,415
TOTAL SENEGAL			10,433,492
Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (g)		8,695,000	8,922,374
5.25% 11/21/17 (g)		4,295,000	4,453,271
5.875% 12/3/18 (g)		8,405,000	8,909,300
7.25% 9/28/21 (g)		15,855,000	18,271,302
TOTAL SERBIA			40,556,247
South Africa - 1.0%
South African Republic:
5.5% 3/9/20		6,600,000	7,239,342
5.875% 9/16/25		15,340,000	17,567,368
13.5% 9/15/16	ZAR	229,430,000	20,730,454
TOTAL SOUTH AFRICA			45,537,164
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (g)		2,340,000	2,337,075
Government Obligations - continued
		Principal Amount (d)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
5.875% 7/25/22 (g)		$ 5,225,000	$ 5,294,231
6% 1/14/19 (g)		4,680,000	4,797,000
6.25% 10/4/20 (g)		5,145,000	5,312,213
6.25% 7/27/21 (g)		5,125,000	5,297,969
TOTAL SRI LANKA			23,038,488
Tanzania - 0.1%
United Republic of Tanzania 6.3971% 3/9/20 (i)		4,555,000	4,691,650
Turkey - 4.5%
Turkish Republic:
4.875% 4/16/43		10,045,000	9,919,438
5.125% 3/25/22		6,195,000	6,602,321
5.625% 3/30/21		14,025,000	15,339,844
5.75% 3/22/24		16,995,000	18,900,140
6% 1/14/41		10,390,000	11,807,716
6.25% 9/26/22		17,510,000	19,917,625
6.75% 5/30/40		6,245,000	7,727,438
6.875% 3/17/36		15,175,000	18,794,541
7% 6/5/20		14,435,000	16,672,425
7.375% 2/5/25		17,355,000	21,534,084
7.5% 11/7/19		7,815,000	9,124,013
8% 2/14/34		4,060,000	5,561,794
10.7% 2/24/16	TRY	27,670,000	10,809,384
11.875% 1/15/30		14,650,000	25,827,511
TOTAL TURKEY			198,538,274
Ukraine - 0.9%
Ukraine Government:
6.25% 6/17/16 (g)		9,585,000	3,824,933
6.58% 11/21/16 (g)		7,315,000	2,901,275
6.75% 11/14/17 (g)		7,835,000	3,056,747
7.5% 4/17/23 (Reg. S)		15,905,000	6,603,756
7.75% 9/23/20 (g)		9,640,000	3,797,196
7.8% 11/28/22 (g)		18,980,000	7,439,401
7.95% 2/23/21 (g)		11,385,000	4,453,357
9.25% 7/24/17 (g)		22,200,000	8,793,420
TOTAL UKRAINE			40,870,085
United States of America - 3.1%
U.S. Treasury Bonds 2.5% 2/15/45		138,641,000	137,449,494
Government Obligations - continued
		Principal Amount (d)	Value
Uruguay - 0.3%
Uruguay Republic 4.5% 8/14/24		$ 13,350,000	$ 14,484,750
Venezuela - 3.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		458,489	3,209,423
5.75% 2/26/16 (Reg S.)		13,180,000	10,115,650
6% 12/9/20		22,700,000	7,774,750
7% 12/1/18 (Reg. S)		9,925,000	4,019,625
7% 3/31/38		10,280,000	3,495,200
7.65% 4/21/25		39,795,000	13,430,813
7.75% 10/13/19 (Reg. S)		19,120,000	6,883,200
8.25% 10/13/24		25,595,000	8,830,275
9% 5/7/23 (Reg. S)		32,615,000	11,659,863
9.25% 9/15/27		31,535,000	12,582,465
9.25% 5/7/28 (Reg. S)		51,235,000	18,316,513
9.375% 1/13/34		23,990,000	8,804,330
11.75% 10/21/26 (Reg. S)		23,075,000	9,287,688
11.95% 8/5/31 (Reg. S)		28,090,000	11,432,630
12.75% 8/23/22		24,345,000	10,650,938
13.625% 8/15/18		6,285,000	4,053,825
TOTAL VENEZUELA			144,547,188
Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (g)		6,305,000	6,565,081
6.75% 1/29/20 (g)		5,702,000	6,429,005
6.75% 1/29/20		680,000	766,700
TOTAL VIETNAM			13,760,786
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (g)		5,105,000	4,659,589
8.5% 4/14/24 (g)		6,910,000	7,324,600
TOTAL ZAMBIA			11,984,189
TOTAL GOVERNMENT OBLIGATIONS (Cost $2,448,701,691)			2,413,064,937
Common Stocks - 0.1%
	Shares	Value
Canada - 0.0%
First Quantum Minerals Ltd.	174,200	$ 2,111,223
China - 0.1%
China Life Insurance Co. Ltd. (H Shares)	559,000	2,457,228
Turkey - 0.0%
Arcelik A/S	93,000	536,776
TOTAL COMMON STOCKS (Cost $5,022,212)		5,105,227
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.2%
Petroleo Brasileiro SA - Petrobras sponsored ADR (f) (Cost $9,070,394)	1,564,300	9,401,443
Investment Companies - 1.5%

United States of America - 1.5%
iShares China Large-Cap ETF (f)	500,400	22,242,780
iShares MSCI Emerging Markets Index ETF (f)	1,099,800	44,134,974
TOTAL INVESTMENT COMPANIES (Cost $65,838,386)		66,377,754
Preferred Securities - 1.5%
	Principal Amount (d)
Cayman Islands - 1.1%
Hutchison Whampoa International 10 Ltd. 6% (g)(h)(i)	$ 47,190,000	49,421,118
China - 0.1%
Sinochem Group 5% (g)(h)(i)	4,460,000	4,697,353
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (g)(h)(i)	6,145,000	6,178,564
India - 0.1%
State Bank of India 6.439% (h)(i)	2,505,000	2,622,767
TOTAL PREFERRED SECURITIES (Cost $61,176,581)		62,919,802
Money Market Funds - 7.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (a)	270,254,767	$ 270,254,767
Fidelity Securities Lending Cash Central Fund, 0.15% (a)(b)	43,198,600	43,198,600
TOTAL MONEY MARKET FUNDS (Cost $313,453,367)		313,453,367
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $4,554,330,967)		4,375,133,164
NET OTHER ASSETS (LIABILITIES) - 0.8%		35,729,615
NET ASSETS - 100%		$ 4,410,862,779
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
BRL	-	Brazilian real
COP	-	Colombian peso
EUR	-	European Monetary Unit
TRY	-	Turkish Lira
ZAR	-	South African rand
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,765,791,031 or 40.0% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 114,942
Fidelity Securities Lending Cash Central Fund	12,846
Total	$ 127,788
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 536,776	$ 536,776	$ -	$ -
Energy	9,401,443	9,401,443	-	-
Financials	2,457,228	-	2,457,228	-
Materials	2,111,223	2,111,223	-	-
Corporate Bonds	1,504,810,634	-	1,504,755,796	54,838
Government Obligations	2,413,064,937	-	2,409,855,514	3,209,423
Investment Companies	66,377,754	66,377,754	-	-
Preferred Securities	62,919,802	-	62,919,802	-
Money Market Funds	313,453,367	313,453,367	-	-
Total Investments in Securities:	$ 4,375,133,164	$ 391,880,563	$ 3,979,988,340	$ 3,264,261
Income Tax Information

At March 31, 2015, the cost of investment securities for income tax purposes was $4,536,300,135. Net unrealized depreciation aggregated $161,166,971, of which $177,381,364 related to appreciated investment securities and $338,548,335 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 1, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 1, 2015